RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - LEASE OBLIGATIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Apr. 02, 2023	Jan. 01, 2023
Presentation of leases for lessee [abstract]
Current	$ 14,161		$ 13,828
Non-current	83,900		80,162
Lease liabilities	$ 98,061	$ 15,500	$ 93,990